Derivative Liability - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended	12 Months Ended
	May 03, 2016	Jan. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of the warrant						$ 3,121
Share of AB Preferred Stock that could be acquired by warrants						6,923,076	6,923,076
Adjustments to Additional Paid in Capital, Warrant Issued							$ 17	$ 1,728
Common Stock [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Share of AB Preferred Stock that could be acquired by warrants						1,110,613	1,631,738
Number of shares issued upon exercise of warrants						1,340,867
Series AB Preferred Stock [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of warrants to acquire shares of preferred stock		16,000,000
Number of warrants to acquire shares of preferred stock, per share		$ 1.25
Fair value of the warrant		$ 4,000
Share of AB Preferred Stock that could be acquired by warrants		4,655,430	2,009,631	2,215,462	2,614,767
Series AB Preferred Stock [Member] | Capital Royalty Group [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants to purchase additional shares		$ 7,026				$ 7,026
Adjustments to Additional Paid in Capital, Warrant Issued						$ 1,472
Series AB Preferred Stock [Member] | Common Stock [Member] | Capital Royalty Group [Member] | Subsequent Event [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of shares issued upon exercise of warrants	1,340,866
Series AB Preferred Stock [Member] | Series AB Warrants [Member] | Capital Royalty Group [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Share of AB Preferred Stock that could be acquired by warrants		5,620,600				5,620,600